RISKS, COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
RISKS, COMMITMENTS AND CONTINGENCIES

NOTE 14 – RISKS, COMMITMENTS AND CONTINGENCIES

Litigations and claims

To the best of the Company’s knowledge and based on information available as of September 30, 2025, the Company is not involved in any material claims or legal actions arising from the ordinary course of business. However, the Company is exposed to various risks and uncertainties that could potentially result in litigation or claims in the future. The Company continuously evaluates these contingencies and will adjust its disclosures as necessary.

Concentration Risks

For the six months ended September 30, 2025, 100% of the Company’s revenue was derived from a single customer. As of September 30, 2025, 100% of the Company’s accounts receivable balance was due from this customer.

The Company is economically dependent on this customer, and the loss of this relationship could have a material adverse effect on its financial condition, results of operations, and cash flows.

NOTE 15 – RISKS, COMMITMENTS AND CONTINGENCIES

Litigations and claims

To the best of the Company’s knowledge and based on information available as of March 31, 2025 and 2024, the Company is not involved in any material claims or legal actions arising from the ordinary course of business. However, the Company is exposed to various risks and uncertainties that could potentially result in litigation or claims in the future. The Company continuously evaluates these contingencies and will adjust its disclosures as necessary.

Concentration Risks

For the year ended March 31, 2025, 100% of the Company’s revenue was derived from a single customer. As of March 31, 2025, 100% of the Company’s accounts receivable balance was due from this customer.

The Company is economically dependent on this customer, and the loss of this relationship could have a material adverse effect on its financial condition, results of operations, and cash flows.